Goodwill and Intangible Assets - Amortization Expense (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016
Goodwill and Intangible Assets
Intangible assets	$ 811		$ 1,100
Amortization expense	300	$ 400
Future estimated amortization expenses
2018	629
2019 and thereafter	182
Total expected amortization expense	$ 811